Supplement dated February 16, 2010 to the Prospectus and
Statement of Additional Information of each Fund named below regarding
Changes in Fund Name

1.
As previously disclosed, the Board of Directors/Trustees for each Fund listed below recently approved a name change for the Fund and for the registered investment company (RIC) of which the Fund is a series.  The name changes are effective immediately. The former name and new name of each Fund and its RIC are listed in the table below.

Former RIC and Fund Name	New RIC and Fund Name Effective February 16, 2010
Dryden Core Investment Fund Short-Term Bond Series Taxable Money Market Series	Prudential Investment Portfolios 2 Prudential Core Short-Term Bond Fund Prudential Core Taxable Money Market Fund
Jennison 20/20 Focus Fund	Prudential Jennison 20/20 Focus Fund
JennisonDryden Opportunity Funds Dryden Strategic Value Fund Jennison Select Growth Portfolio	Prudential Investment Portfolios 3 Prudential Strategic Value Fund Prudential Jennison Select Growth Fund
Dryden Government Income Fund, Inc.	Prudential Government Income Fund, Inc.
Prudential Institutional Liquidity Portfolio, Inc. Institutional Money Market Series	Prudential Institutional Money Market Fund, Inc.
Dryden Global Real Estate Fund	Prudential Global Real Estate Fund
Dryden Municipal Bond Fund High Income Series	Prudential Investment Portfolios 4 Prudential Muni High Income Fund
Strategic Partners Style Specific Funds Jennison Conservative Growth Fund Dryden Small Cap Value Fund	Prudential Investment Portfolios 5 Prudential Jennison Conservative Growth Fund Prudential Small-Cap Value Fund
MoneyMart Assets, Inc.	Prudential MoneyMart Assets, Inc.
Dryden California Municipal Fund California Income Series	Prudential Investment Portfolios 6 Prudential California Muni Income Fund
Dryden High Yield Fund, Inc.	Prudential High Yield Fund, Inc.
Dryden National Municipals Fund, Inc.	Prudential National Muni Fund, Inc.
Jennison Blend Fund, Inc.	Prudential Jennison Blend Fund, Inc.
Jennison Mid-Cap Growth Fund, Inc.	Prudential Jennison Mid-Cap Growth Fund, Inc.
JennisonDryden Portfolios Jennison Value Fund	Prudential Investment Portfolios 7 Prudential Jennison Value Fund
Dryden Index Series Fund Dryden Stock Index Fund	Prudential Investment Portfolios 8 Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
     Dryden Asset Allocation Fund
     Jennison Equity Opportunity Fund
     Jennison Growth Fund
     JennisonDryden Conservative Allocation Fund
     JennisonDryden Growth Allocation Fund
     JennisonDryden Moderate Allocation Fund

Prudential Investment Portfolios, Inc.
     Prudential Asset Allocation Fund
     Prudential Jennison Equity Opportunity Fund
     Prudential Jennison Growth Fund
     Prudential Conservative Allocation Fund
     Prudential Growth Allocation Fund
     Prudential Moderate Allocation Fund

Jennison Small Company Fund, Inc.	Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc. Dryden International Equity Fund Dryden International Value Fund	Prudential World Fund, Inc. Prudential International Equity Fund Prudential International Value Fund
Jennison Natural Resources Fund, Inc.	Prudential Jennison Natural Resources Fund, Inc.
Dryden Global Total Return Fund, Inc.	Prudential Global Total Return Fund, Inc.
Dryden Total Return Bond Fund, Inc.	Prudential Total Return Bond Fund, Inc.
Dryden Government Securities Trust Money Market Series	Prudential Investment Portfolios 11 Prudential Government Securities Money Market Fund
Prudential Sector Funds, Inc. d/b/a JennisonDryden Sector Funds
     Prudential Financial Services Fund d/b/a Dryden
          Financial Services Fund
     Prudential Health Sciences Fund d/b/a Jennison
          Health Sciences Fund
     Prudential Utility Fund d/b/a Jennison Utility Fund

Prudential Sector Funds, Inc.

    Prudential Financial Services Fund

    Prudential Health Sciences Fund d/b/a Prudential
          Jennison Health Sciences Fund
    Prudential Utility Fund d/b/a Prudential Jennison
          Utility Fund

Dryden Short-Term Bond Fund, Inc. Dryden Short-Term Corporate Bond Fund, Inc.	Prudential Short-Term Corporate Bond Fund, Inc.

2.  Effective February 16, 2010, the Fund’s website address is www.prudentialfunds.com. For a limited period of time, investors visiting the Fund’s prior website address,  www.jennisondryden.com, will be automatically redirected to the Fund’s new website address.

3.   The table under “Buying and Selling Fund Shares” in the Prospectus is deleted and replaced with the following:

	Minimum Initial Investment	Minimum Subsequent Investment
Fund shares (in most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50

4.           The first Note to the Share Class Comparison Table in the Prospectus under the caption  “Choosing a Share Class – Share Class Comparison” is deleted and replaced with the following:

◦ The minimum and subsequent investment requirements do not apply to employee savings plan accounts or payroll deduction accounts.  The minimum initial investment for retirement accounts and custodial accounts for minors is $1,000.  The minimum initial and subsequent investment for AIP accounts is $50 (if your shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).

5.           The fourth sentence of the second Note to the Share Class Comparison Table in the Prospectus under the caption  “Choosing a Share Class – Share Class Comparison” is deleted and replaced with the following:

◦  The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping, (iii) institutional accounts, (iv) group retirement plans, (v) AIP accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets of more than $50,000 across the Prudential Investments family of mutual funds.

6.           The third sentence under the caption “How to Sell Your Shares – Involuntary Redemption of Small Accounts” in the Prospectus is deleted and replaced with the following:

The involuntary sale provisions do not apply to Automatic Investment Plan (AIP) accounts, employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping.

7.  The text  under the caption “Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption” in the Statement of Additional Information is deleted and replaced with the following:

If the value of your account with PMFS is less than $500 for any reason, we may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an individual retirement account (IRA) or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan ("AIP") accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts with the same registration associated with multiple share classes within the Fund, (iv) clients with assets more than $50,000 across the Prudential Investments family of mutual funds, or (v)  omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors.

8.    The fourth sentence under the caption “Purchase, Redemption and Pricing of Fund Shares – Small Balance Account Fee” in the Statement of Additional Information is deleted and replaced with the following:

The $15 small account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping, (iii) institutional accounts, (iv) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (v) AIP accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets of more than $50,000 across the Prudential Investments family of mutual funds.

LR329